SUPPLEMENT DATED MAY 1, 2010
TO PROSPECTUS DATED MAY 1, 2008
FOR
TFLIC FREEDOM WEALTH PROTECTORSM
A Joint Survivor Flexible Premium Variable Life Insurance Policy

Issued through
TFLIC Series Life Account
By
Transamerica Financial Life Insurance Company

The following information hereby supplements or amends, and to the extent inconsistent replaces, certain information contained in your prospectus:

Please replace the information on the front cover of your prospectus with the following:

TFLIC FREEDOM WEALTH PROTECTOR
issued through
TFLIC Series Life Account
by
Transamerica Financial Life Insurance Company
440 Mamaroneck Avenue
Harrison, New York 10528

Direct telephonic and facsimile transactions to the
Administrative Office:
Facsimile: 1-727-299-1648 (subaccount transfers)
1-727-299-1620 (all other fax transactions)

Send All Claim Forms to the Administrative Office at
P.O. Box 9008
Clearwater, Florida  33758-9008

Send all payments by check, and all other correspondence and notices to the Mailing Address:
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

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Please Note: The website address for Transamerica Financial Life Insurance Company is:

www.tflic.com/ny

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Range of Expenses for the Portfolios1, 2

The next table shows the lowest and highest total operating expenses charged by the portfolios during the fiscal year ended December 31, 2009.  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Lowest	Highest
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.41%	3.98%
Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of fees and expenses)3	0.41%	1.68%

1 The portfolio expenses used to prepare this table were provided to Transamerica by the funds.  Transamerica has not independently verified such information.  The expenses shown are those incurred for the year ended December 31, 2009.  Current or future expenses may be greater or less than those shown.
2 The table showing the range of expenses for the portfolios takes into account the expenses of several Transamerica Series Trust asset allocation portfolios that are each a “fund of funds.”  A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other Transamerica Series Trust portfolios and certain portfolios of the Transamerica Funds (each such portfolio an "Acquired Fund").  Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests.  In determining the range of portfolio expenses, Transamerica took into account the information received from the Transamerica Series Trust on the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” and for the portfolios in which it invests. The combined expense information includes the Acquired Fund (i.e., underlying funds) fees and expenses for the Transamerica Series Trust asset allocation portfolios. See the prospectus for the Transamerica Series Trust for a presentation of the applicable Acquired Fund fees and expenses.
3 The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 42 portfolios that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2011.

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INVESTMENT OPTIONS:

Please note the following changes to your investment options:

•
Effective November 20, 2009, Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP and BlackRock Investment Management, LLC replaced Capital Guardian Trust Company as sub-adviser to the portfolio.

•
Effective November 20, 2009, Transamerica Legg Mason Partners All Cap VP was renamed Transamerica Focus VP and Transamerica Investment Management, LLC replaced ClearBridge Advisors, LLC as sub-adviser to the portfolio.

•
Effective April 9, 2010, Transamerica Equity VP was renamed Transamerica WMC Diversified Growth VP and Wellington Management Company, LLP replaced Transamerica Investment Management, LLC as sub-adviser to the portfolio.

•
Effective May 1, 2010, Transamerica Science & Technology VP and Transamerica Munder Net 50 VP merged into Transamerica Templeton Global VP.  Transamerica Templeton Global VP was then renamed Transamerica Diversified Equity VP and Transamerica Investment Management, LLC serves as sub-adviser to the portfolio.

•	Effective May 1, 2010, Transamerica Value Balanced VP merged into Transamerica Balanced VP. Transamerica Investment Management, LLC serves as sub-adviser to the portfolio.
•	Effective May 1, 2010, Transamerica Marsico Growth VP merged into Transamerica Jennison Growth VP. Jennison Associates LLC serves as sub-adviser to the portfolio.
•	Effective May 1, 2010, Van Kampen Mid Cap Growth VP was renamed Transamerica Morgan Stanley Mid Cap Growth VP. Van Kampen Asset Management serves as sub-adviser to the portfolio.
•
Effective May 1, 2010, Transamerica Van Kampen Large Cap Core VP was renamed Transamerica Multi Managed Large Cap Core VP.  Morgan Stanley Investment Management Inc. serves as sub-adviser to the portfolio.

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Financial Condition of the Company

The following paragraph replaces the first paragraph under the heading “Financial Condition of the Company”:

The benefits under the Policy are paid by Western Reserve from its General Account assets and/or your cash value held in the Company’s separate account.  It is important that you understand that payment of the benefits is not guaranteed and depends upon certain factors discussed below.

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Signature Guarantee

The following sentence replaces the first sentence of the second paragraph under the heading “Signature Guarantees”:

As a protection against fraud, we may require that the following transaction requests include a Medallion signature guarantee:

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The following information replaces the information under the heading “Retained Asset Accounts”:

Retained Asset Accounts

 When a death benefit is paid in a lump sum and is $15,000 or greater, your beneficiary may elect to have the death benefit deposited into an interest-bearing account, called the Assurance Plus Account. We will send the beneficiary a "checkbook", and the beneficiary will have access to the account simply by writing a "draft" for all or part of the amount of the death benefit.  We use a bank, the Northern Trust Company, to process your “drafts.”

Upon receipt of the "draft" by the bank, the bank will draw down the amount you requested from our general account.  We do not guarantee to credit a minimum interest rate on amounts left in the Assurance Plus Account.  Any interest paid on amounts in the Assurance Plus Account is currently taxable.

The Assurance Plus Account is part of our general account. It is not a bank account, and it is not insured by the FDIC or any other government agency.  As part of our general account, it is subject to the claims of our creditors.  We may make a profit on all amounts left in the Assurance Plus Account.  The Assurance Plus account is not available in all states.

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Illustrations:

The information contained in both the explanation and "Hypothetical Illustrations" is out-of-date and should not be relied upon.  In addition, current hypothetical illustrations for the new portfolios are not included in the Appendix.

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For additional information, you may contact us at our administrative office at 1-800-851-9777, from 8:30a.m. – 7:00p.m., Eastern time or visit our website at: www.westernreserve.com.  TCI serves as the principal underwriter for the Policies.  More information about TCI is available at http://www.finra.org  or by calling 1-800-289-9999.  You also can obtain an investor brochure from the Financial Regulatory Authority ("FINRA") describing its Public Disclosure Program.

PLEASE RETAIN THIS WITH YOUR MAY 1, 2008 PRODUCT PROSPECTUS